Annual Fund Operating Expenses	Jul. 31, 2025
Davis New York Venture Fund | Davis New York Venture Fund | Class A shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.91%
Davis New York Venture Fund | Davis New York Venture Fund | Class C shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.75%
Davis New York Venture Fund | Davis New York Venture Fund | Class R shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.20%
Davis New York Venture Fund | Davis New York Venture Fund | Class Y shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.67%
Davis Research Fund | Davis Research Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.68%